SUMMARY OF CHANGES IN WARRANTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	6,716,797
Number of RSUs outstanding, Ending of the period | shares	254,798	6,716,797
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	7,916,797	8,414,819
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 5.08	$ 4.99
Warrants, Excercised		(16,538)
Weighted Average Exercise Price, Exercised		$ 4.51
Warrants, Expired	(7,661,999)	(481,484)
Weighted Average Exercise Price, Expired	$ 5.89	$ 4.61
Number of RSUs outstanding, Ending of the period	254,798	7,916,797
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 6.23	$ 5.08